Stock Awards - Additional Information (Detail) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 09, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			55,049,594
Options granted, exercisable period (years)			10 years
Compensation expense recognized, vesting term			48 months
Stock options subject to performance-based								275,808
Term of certain board-approved financial performance targets			1 year
Target achieved by executive officer			98.00%
Stock options eligible to vest			243,744
Stock-based compensation expense	$ 5,637,000	$ 1,121,000	$ 18,588,000	$ 4,224,000	$ 2,954,000	$ 545,000	$ 127,000
Estimated fair value of common stock			4,772
Total intrinsic value of options exercised	3,300,000	2,800,000	52,000,000	6,400,000	7,500,000	10,100,000	100,000
Weighted-average granted fair value of options	$ 40.3	$ 5.4	$ 49.1	$ 40.8	$ 17.7	$ 2.9	$ 1.6
Total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock options			75,300,000
Aggregate grant date fair value expected to be recognized over years			2 years 9 months 26 days
Weighted-average grant date fair value of the RSUs granted			$ 1.69
Compensation expense			30,800,000
June Two Thousand Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized, vesting term			3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized, vesting term			4 years
Aggregate grant date fair value expected to be recognized over years			4 years
Aggregate grant date fair value expected to be recognized			14,400,000
Weighted-average grant date fair value of the RSUs granted			$ 12.71
Compensation expense			1,400,000
Unrecognized compensation expense expected to be recognized			9,700,000
Aggregate grant date fair value expected to be recognized over years			3.49
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted to new employees vest, percentage per annum			25.00%
Compensation expense recognized, vesting term			3 years
Stock options vesting period			4 years
Stock-based compensation expense			$ 800,000
2005 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			56,231,262
Stock options granted description			Stock options granted under our 2005 Stock Plan and the 2012 Plan to new employees generally vest 25% one year from the date the requisite service period begins and continue to vest monthly for each month of continued employment over the remaining three years. Options granted to members of our board of directors and to existing employees generally vest in 48 equal monthly installments. Options granted to members of our board of directors starting in June 2012 generally vest in 36 equal monthly installments. Options granted generally are exercisable for a period of up to 10 years.
Stock options granted to new employees vest, percentage per annum			25.00%
2005 Stock Plan and 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted from the date the requisite service period begins and continue to vest, continued employment term period (years)			3 years
2012 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			5,000,000
Number of shares of common stock reserved for issuance, increase, description			January 1 of each calendar year, from January 1, 2013 through January 1, 2022, by up to 1% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year
Number of shares of common stock outstanding, increase, percentage			1.00%
Purchase price of common stock, percent			85.00%
Shares issued under 2012 ESPP			0
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			12,949,178
Number of shares of common stock reserved for issuance, increase, description			January 1 of each year, starting on January 1, 2013 and continuing through January 1, 2022, by up to 5% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year
Number of shares of common stock outstanding, increase, percentage			5.00%